Note 21 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended
	December 31,
	2023	2022
Net loss after loss in equity method investment and before income taxes:
Domestic	$(12,672)	$(9,436)
Foreign	293	362
	$(12,379)	$(9,074)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended
	December 31,
	2023	2022
Income tax (benefit) provision:
Current
Federal	$(11)	$—
State	—	—
Foreign	39	87
Total current	28	87
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—
Total income tax (benefit) provision	$28	$87

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2023	2022

Federal income tax (benefit) provision at statutory rate	$(2,655)	$(1,984)
State tax expense net of federal tax benefit	—	(411)
State tax expense federal impact	—	45
Provision true-up adjustments	(488)	—
State rate change adjustment	—	(214)
Foreign taxes at rate different than US Taxes	60	87
Net operating loss deduction	(310)	—
Permanent differences	(22)	—
Other true-ups	99	106
Change in valuation allowance	3,344	2,458
Income tax (benefit) provision	$28	$87

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforward	$8,016	$3,658
Property plant and equipment and intangibles asset	327	130
Equity method investment loss	806	441
Other tax carry-overs	613	—
Reserves and allowances	85	—
Stock-based compensation	3,861	1,949
Total deferred tax assets	$13,708	$6,178

Deferred tax liabilities:
Book basis of intangible assets in excess of tax basis	$3,650	$—
Total deferred tax liabilities	$3,650	$—

Net deferred tax asset before valuation allowance	$10,058	$6,178
Less: valuation allowance	(10,058)	(6,178)
Net deferred tax asset	$—	$—